Long Term Debt (Senior Secured Revolving Credit Facility) (Detail) (Senior Secured Revolving Credit Facility, USD $)	12 Months Ended	6 Months Ended					3 Months Ended	12 Months Ended		0 Months Ended		12 Months Ended	0 Months Ended		12 Months Ended	0 Months Ended		12 Months Ended	0 Months Ended		12 Months Ended	0 Months Ended		12 Months Ended	0 Months Ended		12 Months Ended
	Dec. 31, 2013	Jun. 30, 2014 Wells Fargo Bank N. A.	Apr. 25, 2014 Wells Fargo Bank N. A.	Jan. 29, 2014 Wells Fargo Bank N. A.	Dec. 31, 2013 Wells Fargo Bank N. A.	Apr. 25, 2013 Wells Fargo Bank N. A.	Mar. 31, 2013 Minimum	Dec. 31, 2013 Minimum	Jan. 29, 2014 Minimum Wells Fargo Bank N. A.	Jan. 29, 2014 LIBOR Minimum	Apr. 25, 2013 LIBOR Minimum	Dec. 31, 2013 LIBOR Minimum	Jan. 29, 2014 LIBOR Maximum	Apr. 25, 2013 LIBOR Maximum	Dec. 31, 2013 LIBOR Maximum	Jan. 29, 2014 Federal Funds Rate	Apr. 25, 2013 Federal Funds Rate	Dec. 31, 2013 Federal Funds Rate	Jan. 29, 2014 Eurodollar	Apr. 25, 2013 Eurodollar	Dec. 31, 2013 Eurodollar	Jan. 29, 2014 Base Rate Minimum	Apr. 25, 2013 Base Rate Minimum	Dec. 31, 2013 Base Rate Minimum	Jan. 29, 2014 Base Rate Maximum	Apr. 25, 2013 Base Rate Maximum	Dec. 31, 2013 Base Rate Maximum	Dec. 31, 2013 At the end of each fiscal quarter thereafter Minimum	Jun. 30, 2014 Letter of Credit Wells Fargo Bank N. A.	Dec. 31, 2013 Letter of Credit Wells Fargo Bank N. A.	Apr. 25, 2013 Letter of Credit Wells Fargo Bank N. A.
Credit Facilities [Line Items]
Maximum credit amount	$ 1,500,000,000			$ 1,500,000,000		$ 500,000,000																							$ 100,000,000	$ 100,000,000	$ 10,000,000
Amount of borrowings repaid		115,000,000
Borrowing base after amendment	350,000,000	385,000,000		350,000,000	200,000,000
Borrowings outstanding					115,000,000																								71,600,000	22,500,000
Availability under revolving credit facility		$ 313,400,000
Interest rate spread (percentage)										1.50%	1.75%	1.50%	2.50%	2.75%	2.50%	0.50%	0.50%	0.50%	1.00%	1.00%	1.00%	0.50%	0.75%	0.50%	1.50%	1.75%	1.50%
Percentage lien on proved oil and gas reserves									80.00%
Current ratio			1.0
Minimum interest coverage ratio			2.5
Weighted average interest rate	2.39%
Current ratio							75.00%																					100.00%
Interest coverage ratio								250.00%
Discount factor used in calculating present value of oil and gas reserves	10.00%
Asset coverage ratio								150.00%
Maturity period	5 years
Period prior to maturity of second lien term loan facility	180 days